Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended	12 Months Ended				42 Months Ended	45 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2008	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2011	Oct. 31, 2011
Expenses:
Research and development	$ 515,587			$ 648,314				$ 648,314	$ 1,200,258
General and administrative	678,651	2,450		1,047,161	27,158			1,115,220	1,757,514
Loss from operations	(1,194,238)	(2,450)		(1,695,475)	(27,158)			(1,763,534)	(2,957,772)
Other expenses:
Fair value of derivative liabilities in excess of proceeds				808,590				808,590	808,590
Adjustments to fair value of derivative liabilities	(3,977,418)			1,041,795				1,041,795	(2,935,623)
Financing transaction costs				210,000				210,000	210,000
Interest expense				1,357				1,357	1,357
Impairment charges					9,000			9,000	9,000
Net income (loss) before income taxes	2,714,046	(2,450)		(3,757,217)	(36,158)			(3,834,276)	(1,120,230)
Provision for income taxes	2,000			1,600				1,600	3,600
Net loss	$ 2,712,046	$ (2,450)	$ (7,187)	$ (3,758,817)	$ (36,158)	$ (33,714)	$ (7,187)	$ (3,835,876)	$ (1,123,830)
Basic and diluted net loss per common share (in dollars per share)				$ (0.06)	$ 0
Weighted average shares used in computing basic net income (loss) per common share (in shares)	56,856,000	68,480,000		63,300,493	68,480,000
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	56,905,457	68,480,000		63,300,493	68,480,000